Gain on Disposal of Subsidiaries and Other Assets, Net - consideration for financial performance (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Feb. 28, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration						$ 50,000
Gain on disposal of subsidary		$ (196)	$ (187)	$ 254	$ (508)
Kort Payments [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration		1,948		1,948		$ 1,948
Contingent consideration	[1]	4,138		4,138
Total consideration		$ 6,086		6,086
Less: Assets disposed	[2]			5,347
Gain on disposal of subsidary				$ 739

[1]	The contingent consideration receivable arising from disposals of subsidiaries and other assets is recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and will be revalued each reporting period. The contingent consideration to be received is based on the future performance of the disposed business. During the nine months ended September 30, 2025, the fair value of the contingent consideration receivable increased by $672 due to improved performance indicators of the direct marketing payment processing business line, as well as adjustments to discount rate assumptions. The fair value gain is recorded within "Other (expense) / income, net" within the unaudited condensed consolidated statement of comprehensive (loss) / income (Note 15).

[2]	Assets disposed include software development costs, property, plant and equipment and goodwill.